Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other income	€ 107	€ 96	€ 0
Mineral rights
Disclosure of attribution of expenses by nature to their function [line items]
Disposals, intangible assets other than goodwill	35
Germany
Disclosure of attribution of expenses by nature to their function [line items]
Gain on sale of distribution centre in Great Britain	€ 54